Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Summary of estimated useful lives of intangible assets

Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Summary of currency exchange rates that were used in the consolidated financial statements

	March 31, 2023	March 31, 2022	March 31, 2021
Year-end spot rate	US$1= 6.8717 RMB	US$1= 6.3482 RMB	US$1= 6.5712 RMB
Average rate	US$1= 6.8855 RMB	US$1= 6.4083 RMB	US$1= 6.7720 RMB